SUPPLEMENT DATED MAY 2, 2012 TO THE SUMMARY PROSPECTUS DATED APRIL 30, 2012 CURIAN VARIABLE SERIES TRUST Please note that the changes apply to your variable annuity product(s).
Curian Guidance - Moderate Growth Fund
In the summary prospectus for the Curian Guidance – Moderate Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - Moderate Growth Fund
Management Fees		0.20%
Other Expenses	[1]	0.22%
Acquired Fund Fees and Expenses	[2]	1.24%
Total Annual Fund Operating Expenses		1.66%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.
[2]	Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund's direct fees and expenses. The "Acquired Fund Fees and Expenses" amount shown in the table is based upon the Fund's estimated allocations to the Underlying Funds during the Fund's initial fiscal year. The Fund's investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

In the summary prospectus for the Curian Guidance – Moderate Growth Fund in the section entitled “Expense Example,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:
Expense Example (USD $)	1 year	3 years
Curian Guidance - Moderate Growth Fund	169	523

Curian Guidance - Maximum Growth Fund
In the summary prospectus for the Curian Guidance – Maximum Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - Maximum Growth Fund
Management Fees		0.20%
Other Expenses	[1]	0.22%
Acquired Fund Fees and Expenses	[2]	1.30%
Total Annual Fund Operating Expenses		1.72%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.
[2]	Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund's direct fees and expenses. The "Acquired Fund Fees and Expenses" amount shown in the table is based upon the Fund's estimated allocations to the Underlying Funds during the Fund's initial fiscal year. The Fund's investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

In the summary prospectus for the Curian Guidance – Maximum Growth Fund in the section entitled “Expense Example,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:
Expense Example (USD $)	1 year	3 years
Curian Guidance - Maximum Growth Fund	175	542

Curian Guidance - Tactical Moderate Growth Fund
In the summary prospectus for the Curian Guidance – Tactical Moderate Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - Tactical Moderate Growth Fund
Management Fees		0.20%
Other Expenses	[1]	0.22%
Acquired Fund Fees and Expenses	[2]	1.09%
Total Annual Fund Operating Expenses		1.51%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.
[2]	Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund's direct fees and expenses. The "Acquired Fund Fees and Expenses" amount shown in the table is based upon the Fund's estimated allocations to the Underlying Funds during the Fund's initial fiscal year. The Fund's investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

In the summary prospectus for the Curian Guidance – Tactical Moderate Growth Fund in the section entitled “Expense Example,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:
Expense Example (USD $)	1 year	3 years
Curian Guidance - Tactical Moderate Growth Fund	154	477

Curian Guidance - Tactical Maximum Growth Fund
In the summary prospectus for the Curian Guidance – Tactical Maximum Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - Tactical Maximum Growth Fund
Management Fees		0.20%
Other Expenses	[1]	0.22%
Acquired Fund Fees and Expenses	[2]	1.42%
Total Annual Fund Operating Expenses		1.84%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.
[2]	Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund's direct fees and expenses. The "Acquired Fund Fees and Expenses" amount shown in the table is based upon the Fund's estimated allocations to the Underlying Funds during the Fund's initial fiscal year. The Fund's investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

In the summary prospectus for the Curian Guidance – Tactical Maximum Growth Fund in the section entitled “Expense Example,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:
Expense Example (USD $)	1 year	3 years
Curian Guidance - Tactical Maximum Growth Fund	187	579

Curian Guidance - Institutional Alt 65 Fund
In the summary prospectus for the Curian Guidance – Institutional Alt 65 Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - Institutional Alt 65 Fund
Management Fees		0.20%
Other Expenses	[1]	0.22%
Acquired Fund Fees and Expenses	[2]	1.48%
Total Annual Fund Operating Expenses		1.90%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.
[2]	Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund's direct fees and expenses. The "Acquired Fund Fees and Expenses" amount shown in the table is based upon the Fund's estimated allocations to the Underlying Funds during the Fund's initial fiscal year. The Fund's investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

In the summary prospectus for the Curian Guidance – Institutional Alt 65 Fund in the section entitled “Expense Example,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:
Expense Example (USD $)	1 year	3 years
Curian Guidance - Institutional Alt 65 Fund	193	597

Curian Guidance - Institutional Alt 100 Fund
In the summary prospectus for the Curian Guidance – Institutional Alt 100 Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - Institutional Alt 100 Fund
Management Fees		0.20%
Other Expenses	[1]	0.22%
Acquired Fund Fees and Expenses	[2]	1.69%
Total Annual Fund Operating Expenses		2.11%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.
[2]	Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund's direct fees and expenses. The "Acquired Fund Fees and Expenses" amount shown in the table is based upon the Fund's estimated allocations to the Underlying Funds during the Fund's initial fiscal year. The Fund's investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

In the summary prospectus for the Curian Guidance – Institutional Alt 100 Fund in the section entitled “Expense Example,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:
Expense Example (USD $)	1 year	3 years
Curian Guidance - Institutional Alt 100 Fund	214	661

Curian/Nicholas Convertible Arbitrage Fund
In the summary prospectus for the Curian/Nicholas Convertible Arbitrage Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian/Nicholas Convertible Arbitrage Fund
Management Fees		0.85%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.59%
Total Annual Fund Operating Expenses		1.69%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year. The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 0.37%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.

In the summary prospectus for the Curian/Nicholas Convertible Arbitrage Fund in the section entitled “Expense Example,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:
Expense Example (USD $)	1 year	3 years
Curian/Nicholas Convertible Arbitrage Fund	172	533

Curian/PineBridge Merger Arbitrage Fund
In the summary prospectus for the Curian/PineBridge Merger Arbitrage Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian/PineBridge Merger Arbitrage Fund
Management Fees		0.85%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.29%
Total Annual Fund Operating Expenses		1.39%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year. The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 0.07%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.

In the summary prospectus for the Curian/PineBridge Merger Arbitrage Fund in the section entitled “Expense Example,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:
Expense Example (USD $)	1 year	3 years
Curian/PineBridge Merger Arbitrage Fund	142	440

Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
In the summary prospectus for the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Management Fees		0.90%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	2.91%
Total Net Annual Fund Operating Expenses		4.06%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year. The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 2.69%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.

In the summary prospectus for the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund in the section entitled “Expense Example,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:
Expense Example (USD $)	1 year	3 years
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	408	1,235

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 1, 2012
Registrant Name	dei_EntityRegistrantName	CURIAN VARIABLE SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001532747
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 2, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 2, 2012
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Supplement [Text Block]	cvst_SupplementTextBlock	SUPPLEMENT DATED MAY 2, 2012 TO THE SUMMARY PROSPECTUS DATED APRIL 30, 2012 CURIAN VARIABLE SERIES TRUST Please note that the changes apply to your variable annuity product(s).
Curian Guidance - Moderate Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst_SupplementTextBlock	In the summary prospectus for the Curian Guidance – Moderate Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.24%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses. The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year. The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.
Expense Example.	rr_ExpenseExampleAbstract
Supplement Expense Example [Text Block]	cvst_SupplementExpenseExampleTextBlock	In the summary prospectus for the Curian Guidance – Moderate Growth Fund in the section entitled “Expense Example,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:
1 year	rr_ExpenseExampleYear01	169
3 years	rr_ExpenseExampleYear03	523
Curian Guidance - Maximum Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst_SupplementTextBlock	In the summary prospectus for the Curian Guidance – Maximum Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.30%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses. The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year. The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.
Expense Example.	rr_ExpenseExampleAbstract
Supplement Expense Example [Text Block]	cvst_SupplementExpenseExampleTextBlock	In the summary prospectus for the Curian Guidance – Maximum Growth Fund in the section entitled “Expense Example,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:
1 year	rr_ExpenseExampleYear01	175
3 years	rr_ExpenseExampleYear03	542
Curian Guidance - Tactical Moderate Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst_SupplementTextBlock	In the summary prospectus for the Curian Guidance – Tactical Moderate Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.09%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses. The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year. The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.
Expense Example.	rr_ExpenseExampleAbstract
Supplement Expense Example [Text Block]	cvst_SupplementExpenseExampleTextBlock	In the summary prospectus for the Curian Guidance – Tactical Moderate Growth Fund in the section entitled “Expense Example,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:
1 year	rr_ExpenseExampleYear01	154
3 years	rr_ExpenseExampleYear03	477
Curian Guidance - Tactical Maximum Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst_SupplementTextBlock	In the summary prospectus for the Curian Guidance – Tactical Maximum Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.42%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses. The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year. The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.
Expense Example.	rr_ExpenseExampleAbstract
Supplement Expense Example [Text Block]	cvst_SupplementExpenseExampleTextBlock	In the summary prospectus for the Curian Guidance – Tactical Maximum Growth Fund in the section entitled “Expense Example,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:
1 year	rr_ExpenseExampleYear01	187
3 years	rr_ExpenseExampleYear03	579
Curian Guidance - Institutional Alt 65 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst_SupplementTextBlock	In the summary prospectus for the Curian Guidance – Institutional Alt 65 Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.48%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses. The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year. The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.
Expense Example.	rr_ExpenseExampleAbstract
Supplement Expense Example [Text Block]	cvst_SupplementExpenseExampleTextBlock	In the summary prospectus for the Curian Guidance – Institutional Alt 65 Fund in the section entitled “Expense Example,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:
1 year	rr_ExpenseExampleYear01	193
3 years	rr_ExpenseExampleYear03	597
Curian Guidance - Institutional Alt 100 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst_SupplementTextBlock	In the summary prospectus for the Curian Guidance – Institutional Alt 100 Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.69%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses. The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year. The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.
Expense Example.	rr_ExpenseExampleAbstract
Supplement Expense Example [Text Block]	cvst_SupplementExpenseExampleTextBlock	In the summary prospectus for the Curian Guidance – Institutional Alt 100 Fund in the section entitled “Expense Example,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:
1 year	rr_ExpenseExampleYear01	214
3 years	rr_ExpenseExampleYear03	661
Curian/Nicholas Convertible Arbitrage Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst_SupplementTextBlock	In the summary prospectus for the Curian/Nicholas Convertible Arbitrage Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year. The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 0.37%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund’s short sale transactions, each of which is expected to vary over time.
Expense Example.	rr_ExpenseExampleAbstract
Supplement Expense Example [Text Block]	cvst_SupplementExpenseExampleTextBlock	In the summary prospectus for the Curian/Nicholas Convertible Arbitrage Fund in the section entitled “Expense Example,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:
1 year	rr_ExpenseExampleYear01	172
3 years	rr_ExpenseExampleYear03	533
Curian/PineBridge Merger Arbitrage Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst_SupplementTextBlock	In the summary prospectus for the Curian/PineBridge Merger Arbitrage Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year. The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 0.07%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund’s short sale transactions, each of which is expected to vary over time.
Expense Example.	rr_ExpenseExampleAbstract
Supplement Expense Example [Text Block]	cvst_SupplementExpenseExampleTextBlock	In the summary prospectus for the Curian/PineBridge Merger Arbitrage Fund in the section entitled “Expense Example,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:
1 year	rr_ExpenseExampleYear01	142
3 years	rr_ExpenseExampleYear03	440
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst_SupplementTextBlock	In the summary prospectus for the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.91%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.06%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year. The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 2.69%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund’s short sale transactions, each of which is expected to vary over time.
Expense Example.	rr_ExpenseExampleAbstract
Supplement Expense Example [Text Block]	cvst_SupplementExpenseExampleTextBlock	In the summary prospectus for the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund in the section entitled “Expense Example,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:
1 year	rr_ExpenseExampleYear01	408
3 years	rr_ExpenseExampleYear03	1,235

[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.
[2]	Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund's direct fees and expenses. The "Acquired Fund Fees and Expenses" amount shown in the table is based upon the Fund's estimated allocations to the Underlying Funds during the Fund's initial fiscal year. The Fund's investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.
[3]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year. The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 0.37%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.
[4]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year. The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 0.07%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.
[5]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year. The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 2.69%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.